Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com
December 21, 2020

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds
File No. 811-08495

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 275 (the “Amendment”) to the Registration Statement of Nationwide Mutual Funds (the “Trust” or “Registrant”) on Form N-1A. The Amendment is being filed on behalf of the Nationwide Multi-Cap Portfolio (the “Fund”), a series of the Registrant, in order to supplement certain disclosure in the Fund’s Prospectus and Statement of Additional Information.

As noted on the facing sheet, the Amendment relates only to the Fund and does not affect the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Peter M. Hong at (202) 419-8429.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

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